Trade payables (Tables)	12 Months Ended
Dec. 31, 2019
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Ageing Analysis of Trade Payables Based on Transaction Date
Ageing analysis of trade payables based on transaction date is set out below:

	2019 RMB million	2018 RMB million
Within 1 month	563	406
More than 1 month but less than 3 months	506	829
More than 3 months but less than 6 months	450	476
More than 6 months but less than 1 year	568	423
More than 1 year	230	175

	2,317	2,309

Trade Payables by Currencies	The carrying amounts of the Group’s trade payables are denominated in the following currencies:

	2019 RMB million	2018 RMB million
Renminbi	1,845	1,910
USD	423	376
Others	49	23

	2,317	2,309